SHARE-BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Sep. 22, 2019 USD ($) $ / shares	Mar. 26, 2013 shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Nov. 19, 2018 shares	Feb. 14, 2018 shares	Apr. 20, 2016 shares	Nov. 13, 2015 shares
SHARE-BASED COMPENSATION
Exercise prices | $ / shares	$ 1.03
Share-based Payment Arrangement, Plan Modification, Incremental Cost | $	$ 4.1
Incremental cost related to vested option | $	2.1
Incremental cost related to unvested option | $	$ 2.0
Share-based compensation expense			¥ (32,083)	¥ 26,534	¥ (19,122)	¥ 84,459
Minimum
SHARE-BASED COMPENSATION
Threshold Exercise Price | $ / shares	$ 1.03
Maximum
SHARE-BASED COMPENSATION
Threshold Exercise Price | $ / shares	$ 3.00
General and administrative expense
SHARE-BASED COMPENSATION
Share-based compensation expense			¥ (29,925)	¥ 26,534	¥ (24,091)	¥ 84,265
Outstanding weighted average share options
SHARE-BASED COMPENSATION
Service period (in years)		4 years
Expiration period (in years)		3 months
Granted (in shares) | shares			2,175,300	1,266,357	6,700,665	4,247,500
Unrecognized compensation costs				¥ 2,900
Weighted-average period period for recognition				6 months 10 days
Outstanding weighted average share options | 2013 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued | shares		34,275,990							65,000,000	40,942,650
Vesting percentage		25.00%
Outstanding weighted average share options | 2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued | shares								87,742,890
Outstanding weighted average share options | 2018 Second Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued | shares							102,040,053
Performance Awards
SHARE-BASED COMPENSATION
Service period (in years)				3 years 4 months 24 days
Unrecognized compensation costs				¥ 88,500
Aggregated grant-date fair value				96,200
Performance Awards | General and administrative expense
SHARE-BASED COMPENSATION
Share-based compensation expense				¥ 7,700